Cover Page	12 Months Ended
Jun. 30, 2021 shares
Document Information [Line Items]
Document Type	40-F
Entity Registrant Name	ABSOLUTE SOFTWARE CORPORATION
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Trading Symbol	ABST
Entity Central Index Key	0001071058
Current Fiscal Year End Date	--06-30
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(b) Security	Common Shares, no par value
Security Exchange Name	NASDAQ
Entity File Number	001-39663
Entity Incorporation, State or Country Code	A1
Document Annual Report	true
Document Registration Statement	false
Entity Address, Address Line One	Suite 1400
Entity Address, Address Line Two	Four Bentall Centre
Entity Address, Address Line Three	1055 Dunsmuir Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V7X1K8
Entity Address, Country	CA
City Area Code	604
Local Phone Number	730-9851
Entity Common Stock, Shares Outstanding	49,573,829
ICFR Auditor Attestation Flag	false
Annual Information Form	true
Audited Annual Financial Statements	true
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	CT Corporation System
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940